Demonstration plant (formerly Pilot plant) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Demonstration plant (formerly Pilot plant)
Total demonstration plant operations costs	$ 13,974	$ 9,907
Internet
Demonstration plant (formerly Pilot plant)
Total demonstration plant operations costs	11	11
Personnel
Demonstration plant (formerly Pilot plant)
Total demonstration plant operations costs	6,052	4,141
Reagents
Demonstration plant (formerly Pilot plant)
Total demonstration plant operations costs	3,027	2,077
Repairs and maintenance
Demonstration plant (formerly Pilot plant)
Total demonstration plant operations costs	38	644
Supplies
Demonstration plant (formerly Pilot plant)
Total demonstration plant operations costs	3,560	865
Testwork
Demonstration plant (formerly Pilot plant)
Total demonstration plant operations costs	1,060	1,191
Office trailer rental
Demonstration plant (formerly Pilot plant)
Total demonstration plant operations costs	76	32
Utilities
Demonstration plant (formerly Pilot plant)
Total demonstration plant operations costs	$ 150	$ 946